Alger Growth & Income Portfolio Annual Fund Operating Expenses - Class I2 [Member] - Alger Growth & Income Portfolio - Class I-2	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.76%